Income Taxes - Schedule Movement of valuation allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Valuation Allowance [Line Items]
Balance at beginning of the year	¥ 652,610	¥ 811,324	¥ 747,354
Addition (reversal)	(33,625)	(158,714)	63,970
Total	¥ 618,985	¥ 652,610	¥ 811,324